Plan of arrangement and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2017
Strategic Reorganization [Abstract]
Schedule Of Assets And Liabilities Transferred To Related Party [Table Text Block]
The closing of the Arrangement resulted in the following Spin-off assets and liabilities being distributed to Mason Resources on May 9, 2017:

	May 9, 2017	December 31, 2016
Current assets
Cash	$8,843	$129
Receivables and prepaids	137	219
	8,980	348
Long-term Assets
Equipment	25	25
Mineral property interest	37,699	38,379
Reclamation deposits and other	481	481
	38,205	38,885
Current liabilities
Accounts payable and accrued liabilities	(34)	(230)
Long-term liabilities
Deferred income taxes	(2,937)	(3,015)
Net Assets	$44,214	$35,988

Disposal Groups, Including Discontinued Operations [Table Text Block]
The net loss from the US Subsidiaries has been reclassified to net loss from discontinued operations as follows:

	Three months ended June 30		Six months ended June 30
	2017	2016	2017	2016
Expenses
Exploration	$23	$325	$176	$651
Net loss from discontinued operations	$23	$325	$176	$651